As filed with the Securities and Exchange Commission on July 12, 2001

Securities Act File No. 2-72724

Investment Company Act File No. 811-05205

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 23
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 24
(Check appropriate box or boxes)

CMA® GOVERNMENT SECURITIES FUND

(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road

Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)

(609) 282-2800

(Registrant’s Telephone Number, including Area Code)

TERRY K. GLENN

CMA® Government Securities Fund
800 Scudders Mill Road, Plainsboro, New Jersey

Mailing Address:

P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:	Michael J. Hennewinkel, Esq.
SIDLEY AUSTIN BROWN & WOOD LLP	FUND ASSET MANAGEMENT, L.P.
One World Trade Center	P.O. Box 9011
New York, New York 10048-0557	Princeton, New Jersey
Attention: Thomas R. Smith, Jr., Esq.	08543-9011

Jeffrey S. Alexander, Esq.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
222 Broadway (14th Floor)
New York, New York 10038

      It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)

on (July 23, 2001) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, Par Value $.10 Per Share

                              CMA® Money Fund

                              CMA® Government Securities Fund
                              CMA® Treasury Fund
July 23, 2001

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CMA FUNDS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

MERRILL LYNCH CASH MANAGEMENT ACCOUNT

Cash Management Account (“CMA”) is a conventional Merrill Lynch cash securities or margin account that is linked to certain money market funds, money market deposit accounts maintained with banks and a Visa® card/ check account (“Visa® Account”). Subscribers to the CMA service are charged an annual program participation fee, presently $100. Automatic investment of free cash balances in CMA accounts into certain bank accounts or money market funds is a feature of the CMA program commonly known as the “CMA sweep.” Free cash balances held in CMA accounts may be “swept” into one or more bank deposit accounts at affiliated banks of Merrill Lynch or into shares of other money market funds not offered by this prospectus. In limited circumstances, free cash balances in certain CMA accounts may be “swept” into CMA Money Fund. Generally, however, free cash balances in CMA accounts may not be “swept” into CMA Money Fund, CMA Government Fund or CMA Treasury Fund (collectively referred to in this prospectus as the “Funds”).

The CMA program is offered by Merrill Lynch (not the Funds). This prospectus provides information concerning the Funds, but is not intended to provide detailed information concerning the CMA service. If you want more information about the CMA service, please review the CMA program description brochure.

The Funds are three of the money market funds (collectively, with CMA Tax-Exempt Fund and the ten series of CMA Multi-State Municipal Series Trust, the “CMA Funds”) shares of which are offered to participants in of the CMA program. Each CMA Fund is a no-load money market fund that seeks current income, preservation of capital and liquidity available from investing in short term securities.

Each CMA Fund has its own goals, investment strategies and risks. We cannot guarantee that any CMA Fund will achieve its objectives.

CMA MONEY FUND

Liquidity  — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Short Term Securities  — securities with maturities of not more than 762 days (25 months).

U.S. Government Securities  — debt securities issued or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

U.S. Government Agency Securities  — debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the United States.

Repurchase Agreements  — agreements in which a party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Maturity  — the time at which the principal amount of a bond is scheduled to be returned to investors.

Yield  — the income generated by an investment in the Fund.

CMA MONEY FUND AT A GLANCE

What are the Money Fund’s investment objectives?

The investment objectives of the Money Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short term money market securities.

What are the Money Fund’s main investment strategies?

The Money Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar-denominated short term securities. These securities consist primarily of short term U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper and repurchase agreements. The Fund may also invest in obligations of domestic and foreign banks and other short term debt securities issued by U.S. and foreign entities. The Fund may invest up to 25% of its total assets in foreign bank money instruments. The Fund’s dollar-weighted maturity will not exceed 90 days.

Other than U.S. Government and certain U.S. Government agency securities, the Money Fund only invests in short term securities having one of the two highest short term ratings from a nationally recognized rating agency or unrated instruments which, in the opinion of Fund management, are of similar credit quality. Certain short term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Money Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind. The Fund cannot guarantee that it will achieve its objectives.

CMA MONEY FUND

What are the main risks of investing in the Money Fund?

An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Money Fund are offered to participants in the CMA program and to investors maintaining accounts directly with the Fund’s transfer agent.

The Money Fund may be an appropriate investment for you if you:

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on short term securities

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

CMA MONEY FUND

RISK/RETURN BAR CHART FOR CMA MONEY FUND

The bar chart and table shown below provide an indication of the risks of investing in the Money Fund. The bar chart shows changes in the Fund’s performance for each of the past ten calendar years. The table shows the average annual total returns of the Fund for one, five and ten years. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten year period shown in the bar chart, the highest return for a quarter was 1.65% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.68% (quarter ended June 30, 1993). The Fund’s year-to-date return as of June 30, 2001 was 2.53%.

Average Annual Total Returns	Past One	Past Five	Past
(as of December 31, 2000)	Year	Years	Ten Years

CMA Money Fund	5.98%	5.24%	4.80%

CMA MONEY FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses  — expenses that cover the costs of operating the Fund.

Management Fee  — a fee paid to the Manager for managing the Fund.

Distribution Fees  — fees used to support the Fund’s marketing and distribution efforts, such as advertising, promotion and compensating Financial Advisors and others for shareholder services.

FEES AND EXPENSES FOR CMA MONEY FUND

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Money Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly by the shareholder):

Maximum Account Fee(a)	$100

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee	0.38%

Distribution (12b-1) Fees(b)	0.13%

Other Expenses (including transfer agency fees)(c)	0.05%

Total Annual Fund Operating Expenses	0.56%

(a)	Merrill Lynch charges this annual program fee to CMA subscribers.

(b)	The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended March 31, 2001, the Fund paid $56,252,772 in fees to Merrill Lynch pursuant to the distribution plan.

(c)	The Fund pays the Transfer Agent $10.00 for each shareholder account and reimburses the Transfer Agent’s out-of-pocket expenses. For the fiscal year ended March 31, 2001, the Fund paid the Transfer Agent fees totaling $18,611,082. The Fund has entered into an agreement with State Street Bank and Trust Company, effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services. For the period January 1, 2001 through March 31, 2001, the Fund paid State Street $749,265 under this agreement. Prior to January 1, 2001, the Manager provided accounting services to the Fund at its cost and the Fund reimbursed the Manager for these services. The Manager continues to provide certain accounting services to the Fund. The Fund reimburses the Manager at its cost for such services. For the fiscal year ended March 31, 2001 the Fund reimbursed the Manager an aggregate of $2,889,468 for the above described services.

CMA MONEY FUND

Example:

This example is intended to help you compare the cost of investing in the Money Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Money Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

CMA Money Fund	$57	$179	$313	$701

This example does not take into account the annual program fee charged by Merrill Lynch to CMA subscribers. See the CMA program description brochure for details. Shareholders of the Fund whose accounts are maintained directly with the Fund’s transfer agent and who are not subscribers to the CMA program will not be charged a program fee but will not receive any of the additional services available to subscribers.

CMA MONEY FUND

Liquidity  — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Direct U.S. Government Obligations  — issued or have their principal and interest guaranteed and backed by the full faith and credit of the United States.

Repurchase Agreements  — agreements in which a party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Short Term U.S. Government Securities  — debt securities with maturities of not more than 762 days (25 months) that are issued or guaranteed as to principal and interest by the U.S. Government and are supported by the full faith and credit of the United States.

Maturity  — the time at which the principal amount of a bond is scheduled to be returned to investors.

CMA GOVERNMENT FUND AT A GLANCE

What are the Government Fund’s investment objectives?

The Government Fund’s investment objectives are to seek preservation of capital, current income and liquidity available from investing exclusively in a diversified portfolio of short term marketable securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities.

What are the Government Fund’s main investment strategies?

The Government Fund tries to achieve its objectives by investing in a diversified portfolio made up only of short term U.S. Government securities and repurchase agreements with banks and securities dealers that involve direct U.S. Government obligations. Fund management decides which of these securities to buy and sell based on its assessment of the relative values of various short term U.S. Government securities and repurchase agreements, as well as future interest rates. Short term U.S. Government securities have little credit risk. The Fund’s dollar-weighted average maturity will not exceed 90 days. The Fund cannot guarantee that it will achieve its objectives.

What are the main risks of investing in the Government Fund?

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Government Fund are offered to participants in the CMA program and to investors maintaining accounts directly with the Fund’s transfer agent.

The Government Fund may be an appropriate investment for you if you:

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on U.S. Government securities

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

CMA GOVERNMENT FUND

RISK/RETURN BAR CHART FOR CMA GOVERNMENT FUND

The bar chart and table shown below provide an indication of the risks of investing in the Government Fund. The bar chart shows changes in the Fund’s performance for each of the past ten calendar years. The table shows the average annual total returns of the Fund for one, five and ten years. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten year period shown in the bar chart, the highest return for a quarter was 1.52% (quarter ended March 30, 1991) and the lowest return for a quarter was 0.68% (quarter ended June 30, 1993). The Fund’s year-to-date return as of June 30, 2001 was 2.24%.

Average Annual Total Returns	Past One	Past Five	Past Ten
(as of December 31, 2000)	Year	Years	Years

CMA Government Fund	5.64%	5.05%	4.64%

CMA GOVERNMENT FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Manager for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as advertising, promotion and compensating Financial Advisors and others for shareholder services.

FEES AND EXPENSES FOR CMA GOVERNMENT FUND

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Government Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly by the shareholder):

Maximum Account Fee(a)	$100

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee	0.36%

Distribution (12b-1) Fees(b)	0.13%

Other Expenses (including transfer agency fees)(c)	0.09%

Total Annual Fund Operating Expenses	0.58%

(a)	Merrill Lynch charges this annual program fee to CMA subscribers.

(b)	The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended March 31, 2001, the Fund paid $3,015,978 in fees to Merrill Lynch pursuant to the distribution plan.

(c)	The Fund pays the Transfer Agent $10.00 for each shareholder account and reimburses the Transfer Agent’s out-of-pocket expenses. For the fiscal year ended March 31, 2001, the Fund paid the Transfer Agent fees totaling $314,154. The Fund entered into an agreement with State Street Bank and Trust Company, effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services. For the period January 1, 2001 through March 31, 2001, the Fund paid State Street $70,645 under this agreement. Prior to January 1, 2001, the Manager provided accounting services to the Fund at its cost and the Fund reimbursed the Manager for these services. The Manager continues to provide certain accounting services to the Fund. The Fund reimburses the Manager at its cost for such services. For the fiscal year ended March 31, 2001 the Fund reimbursed the Manager an aggregate of $188,437 for the above-described services.

CMA GOVERNMENT FUND

Example:

This example is intended to help you compare the cost of investing in the Government Securities Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Government Securities Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

CMA Government Securities Fund	$59	$186	$324	$726

This example does not take into account the annual program fee charged by Merrill Lynch to CMA subscribers. See the CMA program description brochure for details. Shareholders of the Fund whose accounts are maintained directly with the Fund’s transfer agent and who are not subscribers to the CMA program will not be charged a program fee but will not receive any of the additional services available to subscribers.

CMA GOVERNMENT FUND

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Direct Obligations of the U.S. Treasury — securities issued directly by the U.S. Treasury rather than by any government agency or instrumentality.

Short Term U.S. Treasury Securities  — securities with maturities of not more than 762 days (25 months) that are issued directly by the U.S. Treasury rather than by any U.S. Government agency or instrumentality and are supported by the full faith and credit of the United States.

Maturity — the time at which the principal amount of a bond is scheduled to be returned to investors.

CMA TREASURY FUND AT A GLANCE

What are the Treasury Fund’s investment objectives?

The Treasury Fund’s investment objectives are to seek preservation of capital, liquidity and current income available from investing exclusively in a diversified portfolio of short term direct obligations of the U.S. Treasury with remaining maturities of 25 months or less.

What are the Treasury Fund’s main investment strategies?

The Treasury Fund tries to achieve its objectives by investing exclusively in a diversified portfolio made up only of short term U.S. Treasury securities. Direct obligations of the U.S. Treasury have little credit risk. Fund management decides on which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates. The Fund’s dollar-weighted average maturity will not exceed 90 days. The Fund cannot guarantee that it will achieve its objectives.

What are the main risks of investing in the Treasury Fund?

An investment in the Treasury Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Treasury Fund are offered to participants in the CMA program and to investors maintaining accounts directly with the Fund’s transfer agent.

The Treasury Fund may be an appropriate investment for you if you:

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on U.S. Treasury securities

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

CMA TREASURY FUND

RISK/ RETURN BAR CHART FOR CMA TREASURY FUND

The bar chart and table shown below provide an indication of the risks of investing in the Treasury Fund. The bar chart shows changes in the Fund’s performance for each complete calendar year since the Fund’s inception. The table shows the average annual total returns of the Fund for the periods shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 1.40% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.62% (quarter ended June 30, 1993). The Fund’s year-to-date return as of June 30, 2001 was 2.25%.

Average Annual Total Returns	Past	Past	Since
(as of December 31, 2000)	One Year	Five Years	Inception†

CMA Treasury Fund	5.38%	4.79%	4.38%

† Inception date is April 15, 1991.

CMA TREASURY FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Manager for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as advertising, promotion and compensating Financial Advisors and others for shareholder services.

FEES AND EXPENSES FOR CMA TREASURY FUND

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly by the shareholder):

Maximum Account Fee(a)	$100

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee	0.42%

Distribution (12b-1) Fees(b)	0.13%

Other Expenses (including transfer agency fees)(c)	0.06%

Total Annual Fund Operating Expenses	0.61%

(a)	Merrill Lynch charges this annual program fee to CMA subscribers.

(b)	The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended March 31, 2001, the Fund paid $2,316,537 in fees to Merrill Lynch pursuant to the distribution plan.

(c)	The Fund pays the Transfer Agent $10.00 for each shareholder account and reimburses the Transfer Agent’s out-of-pocket expenses. For the fiscal year ended March 31, 2001, the Fund paid the Transfer Agent fees totaling $335,126. The Fund entered into an agreement with State Street Bank and Trust Company, effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services. For the period January 1, 2001 through March 31, 2001, the Fund paid State Street $67,505 under this agreement. Prior to January 1, 2001, the Manager provided accounting services to the Fund at its cost and the Fund reimbursed the Manager for these services. The Manager continues to provide certain accounting services to the Fund. The Fund reimburses the Manager at its cost for such services. For the fiscal year ended March 31, 2001 the Fund reimbursed the Manager an aggregate of $431,591 for the above-described services.

CMA TREASURY FUND

Example:

This example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Treasury Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

CMA Treasury Fund	$62	$195	$340	$762

This example does not take into account the annual program fee charged by Merrill Lynch to CMA subscribers. See the CMA program description brochure for details. Shareholders of the Fund whose accounts are maintained directly with the Fund’s transfer agent and who are not subscribers to the CMA program will not be charged a program fee but will not receive any of the additional services available to subscribers.

CMA TREASURY FUND

Yield — the amount of income generated by an investment in the Fund.

YIELD INFORMATION

The yield on Fund’s shares normally will go up and down on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. Each Fund’s yield is affected by changes in interest rates, average portfolio maturity and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time. To obtain the current 7-day yield of a Fund, call 1-800-221-7210.

CMA FUNDS

ABOUT THE CMA MONEY FUND PORTFOLIO MANAGER

Richard Mejzak is the portfolio manager of the Fund. Mr. Mejzak has been a Vice President of Merrill Lynch Investment Managers (“MLIM”) since 1995, and has been employed by MLIM since 1990.

ABOUT THE MANAGER

The Funds are managed by Fund Asset Management.

HOW EACH FUND INVESTS

CMA Money Fund

The Money Fund seeks current income, preservation of capital and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short term money market securities.

These instruments are dollar-denominated fixed income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. Government has issued or guaranteed the debt). The Fund’s dollar-weighted average maturity will not exceed 90 days.

Other than U.S. Government and certain U.S. Government agency securities, the Fund only invests in short term securities having one of the two highest short term ratings from a nationally recognized rating agency or unrated instruments which, in the opinion of Fund management, are of similar credit quality. Certain short term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

Fund management will vary the types of short term securities in the Money Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell based on its assessment of the relative value of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among similar kinds of securities.

Among the short term money market securities the Fund may buy are:

U.S. Government Securities  — Debt securities that are issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities  — Debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the U.S. Government.

CMA MONEY FUND

Fixed Income Securities  — security that pays a fixed rate of interest or a fixed dividend.

U.S. Government Agencies  — entities that are part of or sponsored by the Federal government, such as the Government National Mortgage Association, the Tennessee Valley Authority or the Federal Housing Administration.

U.S. Government Sponsored Enterprises  — private corporations sponsored by the Federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association.

U.S. Government Instrumentalities  — supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

Eurodollar  — obligations issued by foreign branches or subsidiaries of U.S. banks.

Yankeedollar  — obligations issued by U.S. branches or subsidiaries of foreign banks.

Asset-Backed Securities  — debt securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Index  — a measure of value or rates.

Bank Money Instruments  — Obligations of commercial banks or other depository institutions, such as certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. The obligations of commercial banks may be Eurodollar obligations or Yankeedollar obligations. The Money Fund may invest in Eurodollar obligations only if they, by their terms, are general obligations of the U.S. parent bank.

The Money Fund may also invest up to 25% of its total assets in bank money instruments issued by foreign depository institutions and their foreign branches and subsidiaries.

Commercial Paper  — Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short term funding.

Short Term Obligations  — Corporate or foreign government debt and asset-backed securities with a period of 397 days or less remaining to maturity.

Floating Rate Obligations  — Obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short term interest rate index).

Insurance Company Obligations  — Short term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes  — Variable principal amount demand instruments issued by securities firms and other corporate issuers.

Other Eligible Investments  — Other money market instruments permitted by SEC rules governing money market funds.

Repurchase Agreements; Purchase and Sale Contracts  — The Money Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates the Fund from changes in the market value of the security during the period, except for currency fluctuations. A purchase and sale contract is similar to a repurchase

CMA MONEY FUND

ABOUT THE CMA GOVERNMENT FUND PORTFOLIO MANAGER

John Ng is the portfolio manager and Vice President of the Fund. Mr. Ng has been a Vice President of MLIM since 1998 and has been employed by MLIM since 1976.

agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.

Reverse Repurchase Agreements  — In a reverse repurchase agreement, the Money Fund sells a security to another party and agrees to buy it back at a specific time and price. The Fund may engage in reverse repurchase agreements involving the securities described above.

When Issued, Delayed Delivery and Forward Commitments  — The Fund may buy or sell money market securities on a when issued, delayed delivery and forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

CMA Government Fund

The Government Fund seeks preservation of capital, current income and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short term marketable securities that are direct U.S. Government obligations. The Fund also enters into repurchase agreements with banks and securities dealers that involve direct obligations of the U.S. Government.

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of short term U.S. Government securities held in the Fund’s portfolio as well as its average maturity. Fund management decides on which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.

Among the short term U.S. Government securities the Fund may buy are:

•	U.S. Treasury obligations.

•	U.S. Government agency securities that are backed by the full faith and credit of the United States.

•	Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate.

CMA GOVERNMENT FUND

ABOUT THE CMA TREASURY FUND PORTFOLIO MANAGER

Jacqueline Rogers is the portfolio manager of the Fund. Ms. Rogers has been a Vice President of MLIM since 1985 and has been employed by MLIM since 1982.

•	Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities.

The Government Fund may invest in short term U.S. Government securities with maturities of up to 762 days (25 months). The Fund’s dollar-weighted average maturity will not exceed 90 days. Short term U.S. Government securities have little credit risk.

The Fund may also enter into repurchase agreements involving U.S. Government securities described above. The Fund may also invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

The Fund may buy and sell U.S. Government securities on a when issued, delayed delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Fund may not invest in securities that are issued or guaranteed by U.S. Government entities, but not backed by the full faith and credit of the United States.

CMA Treasury Fund

The Treasury Fund seeks preservation of capital, liquidity and current income. The Fund tries to achieve its goals by investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Treasury.

The Fund may invest in short term U.S. Treasury securities with maturities of up to 762 days (25 months). The Fund’s dollar-weighted average maturity will not exceed 90 days. Short term U.S. Treasury securities have little credit risk.

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of short term U.S. Treasury securities held in the Fund’s portfolio and its average maturity. Fund management decides on which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates.

CMA TREASURY FUND

The Treasury Fund may buy or sell U.S. Treasury securities on a when issued, delayed delivery or a forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than the purchase or sale price.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund’s performance will be positive for any period of time.

Credit Risk  — Credit risk is the risk that the issuer of a security owned by a Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Funds invest only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Selection Risk  — Selection risk is the risk that the securities that Fund management selects will underperform securities selected by other funds with similar investment objectives and investment strategies.

Interest Rate Risk  — Interest rate risk is the risk that prices of money market securities owned by a Fund generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Share Reduction Risk  — In order to maintain a constant net asset value of $1.00 per share, a Fund may reduce the number of shares held by its shareholders.

Borrowing Risk  — A Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes

CMA FUNDS

in the net asset value of a Fund’s shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing money may reduce a Fund’s return.

When Issued Securities, Delayed Delivery Securities and Forward Commitments  — When issued and delayed delivery securities and forward commitments involve the risk that the security that a Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements; Purchase and Sale Contracts  — CMA Money Fund and CMA Government Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates a Fund from changes in the market value of the security during the period, except for currency fluctuations. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, a Fund may lose money.

CMA FUNDS

Additional Risks of CMA Money Fund

Securities Lending Risk  — The Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or the value of the collateral held by the Fund is less than the value of the securities. These events could trigger adverse tax consequences to the Fund.

Reverse Repurchase Agreement and Securities Lending Risk  — The Fund may enter into reverse repurchase agreements with financial institutions. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover its securities and the value of the collateral held by the Fund is less than the value of the securities. These events could trigger adverse tax consequences to the Fund.

Foreign Market Risk  — The Fund may invest in U.S. dollar denominated money market instruments and other short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments.

CMA MONEY FUND

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.

CMA FUNDS

HOW TO BUY, SELL AND TRANSFER SHARES

The chart on the following pages summarizes how to buy, sell and transfer shares of each Fund through Merrill Lynch. You may also buy and sell shares through the Transfer Agent. To learn more about buying, selling and transferring shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Advisor may help you with this decision.

Because of the high costs of maintaining smaller shareholder accounts, each Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before such Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Acts accounts.

CMA FUNDS

If You Want To	Your Choices	Information Important for You to Know

Buy Shares	Determine the amount of your investment	If you are a CMA program subscriber, there is no minimum initial investment for Fund shares, but the minimum for the program is $20,000 in cash and/or securities.
If you are not a CMA program subscriber, the minimum initial investment for a Fund is $5,000.

Have your Merrill Lynch Financial Advisor submit your purchase order	If you are a CMA program subscriber, you may make manual investments of $1,000 or more in any CMA Fund not designated as your primary money account.
Generally, manual purchases placed through Merrill Lynch will be effective on the day following the day the order is placed, subject to certain timing considerations. Manual purchases of $500,000 or more can be made effective on the same day the order is placed provided certain requirements are met.
Each Fund may reject any order to buy shares and may suspend the sale of shares at any time for any reason. Merrill Lynch reserves the right to terminate a subscriber’s participation in the CMA program at any time for any reason.
When purchasing shares as a CMA program subscriber, you will be subject to the applicable annual program participation fee. To receive all the services available as a CMA program subscriber, you must complete the account opening process, including completing or supplying requested documentation.

	Or contact the Transfer Agent	If you maintain an account directly with the Transfer Agent and are not a CMA program subscriber, you may call the Transfer Agent at 1-800-MER-FUND and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this prospectus.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases (other than automatic purchases) is $1,000 for all accounts.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested in the form of additional shares at net asset value.

CMA FUNDS

If You Want To	Your Choices	Information Important for You to Know

Transfer Shares to Another Securities Dealer	Transfer to a participating securities dealer	You may transfer your Fund shares only to another securities dealer that has entered into an agreement with Merrill Lynch. Certain shareholder services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future trading of these assets must be coordinated by the receiving firm.

	Transfer to a non-participating securities dealer	If you no longer maintain a CMA account, you must either transfer your shares to an account with the Transfer Agent or they will be automatically redeemed. Shareholders maintaining accounts with the Transfer Agent are not entitled to the services available to CMA program subscribers.

Sell Your Shares	Automatic Redemption	Each Fund has instituted an automatic redemption procedure for CMA program subscribers who previously elected to have cash balances in their accounts automatically invested in shares of a designated Fund. For these subscribers, unless directed otherwise, Merrill Lynch will redeem a sufficient number of shares of the Fund to satisfy debit balances in the account (i) created by activity therein or (ii) created by Visa® card purchases, cash advances or checks written against the Visa® account. Each CMA account will be automatically scanned for debits each business day prior to 12 noon, Eastern time. After application of any cash balances in the account to these debits, shares of the Fund designated as the primary money account and, to the extent necessary, shares of other CMA Funds or money accounts will be redeemed at net asset value at 12 noon, Eastern time, to satisfy remaining debits.

	Have your Merrill Lynch Financial Advisor submit your sales order	If you are a CMA program subscriber, you may redeem your shares directly by submitting a written notice of redemption to Merrill Lynch, which will submit the request to the Transfer Agent. Cash proceeds from the redemption generally will be mailed to you at your address of record, or upon request, mailed or wired (if $10,000 or more) to your bank account. Redemption requests should not be sent to the Fund or its Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. All shareholders on the account must sign the letter and signatures must be guaranteed (e.g., by a bank or a broker). Redemptions of Fund shares will be confirmed to CMA program subscribers (rounded to the nearest share) in their monthly transaction statements.

CMA FUNDS

If You Want To	Your Choices	Information Important for You to Know

Sell Your Shares (continued)	Sell through the Transfer Agent	You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange and registered securities association. A notary public seal will not be acceptable. Redemption requests should not be sent to the Fund or Merrill Lynch. The Transfer Agent will mail redemption proceeds to you at your address of record. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days. Check with the Transfer Agent or your Merrill Lynch Financial Advisor for details.

CMA FUNDS

Net Asset Value  — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.
Dividends  — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.
HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The Funds use the “penny-rounding” method in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. The net asset value is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value at 12 noon Eastern time on each business day the New York Stock Exchange or New York banks are open, immediately after the daily declaration of dividends. The net asset value used in determining your price is the one calculated after your purchase or redemption order becomes effective. Share purchase orders are effective on the date federal funds become available to the applicable Fund.

DIVIDENDS AND TAXES

Dividends are declared and reinvested daily in the form of additional shares at net asset value. You will begin accruing dividends on the day following the date your purchase becomes effective. In most cases, shareholders will receive statements monthly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Funds intend to make distributions, most of which will be taxed as ordinary income, although each Fund may distribute capital gains as well.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem shares of a Fund or exchange them for shares of another fund, you generally will be treated as having sold your shares, and any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

If the value of assets held by a Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders’ accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Fund shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends from the Funds, including dividends reinvested in additional shares of an affected Fund, will

CMA FUNDS

nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.

If you are neither a lawful permanent resident nor a citizen of the U.S., or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number to the Fund in which you invest or the number is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It does not address the potential state and/ or local income tax consequences of your investment and is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.

CMA FUNDS

FUND ASSET MANAGEMENT

Fund Asset Management, the Manager for each Fund, manages each Fund’s investments and business operations under the overall supervision of each Fund’s Board of Trustees. The Manager has the responsibility for making all investment decisions for each Fund. Each Fund pays the Manager a fee at the annual rate of 0.500% of the Fund’s average daily net assets not exceeding $500 million; 0.425% of the average daily net assets exceeding $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets exceeding $1 billion.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $545 billion in investment company and other portfolio assets under management as of May 2001.

CMA FUNDS

FINANCIAL HIGHLIGHTS

The following Financial Highlight tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP , whose report, along with the Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

CMA Money Fund

	For the Year Ended March 31,

Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0586	.0491	.0483	.0512	.0490

Realized and unrealized gain (loss) on investments — net	.0019	(.0004)	.0002	.0004	—

Total from investment operations	.0605	.0487	.0485	.0516	.0490

Less dividends and distributions:
Investment income — net	(.0586)	(.0491)	(.0483)	(.0512)	(.0490)
Realized gain on investments — net	(.0001)	— †	(.0002)	(.0001)	(.0002)

Total dividends and distributions	(.0587)	(.0491)	(.0485)	(.0513)	(.0492)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	6.02%	5.02%	4.98%	5.26%	5.04%

Ratios to Average Net Assets:

Expenses, excluding interest expenses	.56%	.55%	.56%	.56%	.55%

Expenses	.56%	.56%	.57%	.57%	.56%

Investment income and realized gain on investments — net	5.87%	4.92%	4.84%	5.13%	4.89%

Supplemental Data:

Net assets, end of year (in thousands)	$31,505,456	$67,788,051	$60,341,146	$50,923,780	$41,984,753

†	Amount is less than $.0001 per share.

CMA MONEY FUND

FINANCIAL HIGHLIGHTS (continued)

CMA Government Fund

	For the Year Ended March 31,

Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0511	.0462	.0468	.0501	.0477

Realized and unrealized gain (loss) on investments — net	.0009	(.0006)	.0002	.0007	(.0004)

Total from investment operations	.0520	.0456	.0470	.0508	.0473

Less dividends and distributions:
Investment income — net	(.0511)	(.0462)	(.0468)	(.0501)	(.0477)
Realized gain on investments — net	— †	— †	(.0001)	(.0001)	— †

Total dividends and distributions	(.0511)	(.0462)	(.0469)	(.0502)	(.0477)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	5.67%	4.71%	4.81%	5.15%	4.96%

Ratios to Average Net Assets:

Expenses	.58%	.56%	.57%	.57%	.56%

Investment income and realized gain on investments — net	5.56%	4.60%	4.68%	5.02%	4.81%

Supplemental Data:

Net assets, end of year (in thousands)	$2,022,904	$3,288,573	$3,693,186	$3,540,040	$3,423,468

†	Amount is less than $.0001 per share.

CMA GOVERNMENT FUND

FINANCIAL HIGHLIGHTS (continued)

CMA Treasury Fund

	For the Year Ended March 31,

Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0530	.0434	.0438	.0475	.0461

Realized and unrealized gain (loss) on investments — net	.0007	.0004	.0001	.0008	(.0001)

Total from investment operations	.0537	.0438	.0439	.0483	.0460

Less dividends and distributions:
Investment income — net	(.0530)	(.0434)	(.0438)	(.0475)	(.0461)
Realized gain on investments — net	(.0004)	(.0001)	(.0002)	(.0005)	(.0001)

Total dividends and distributions	(.0534)	(.0435)	(.0440)	(.0480)	(.0462)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	5.48%	4.44%	4.50%	4.92%	4.74%

Ratios to Average Net Assets:

Expenses	.61%	.57%	.58%	.60%	.59%

Investment income and realized gain on investments — net	5.38%	4.38%	4.37%	4.82%	4.59%

Supplemental Data:

Net assets, end of year (in thousands)	$1,532,543	$2,594,450	$2,455,126	$2,279,822	$1,968,516

CMA TREASURY FUND

CMA FUNDS

Shareholder Reports

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. You may obtain these reports at no cost by calling 1-800-MER-FUND.

Each Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Advisor or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Advisor or the Transfer Agent at 1-800-MER-FUND.

Statement of Additional Information

The Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Advisor or the Fund, at the telephone number or address indicated above, if you have any questions.

Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act file #811-2752,

#811-3205, #811-6196
Code #10117-07-01
© Fund Asset Management, L.P.
July 23, 2001

CMA® Money Fund
CMA® Government

Securities Fund

CMA® Treasury Fund

STATEMENT OF ADDITIONAL INFORMATION

CMA Money Fund

CMA Government Securities Fund
CMA Treasury Fund

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

      CMA Money Fund (the “Money Fund”), CMA Government Securities Fund (the “Government Fund”), and CMA Treasury Fund (the “Treasury Fund”) (collectively, the “Funds”), are no-load money market funds whose shares are offered to participants in the Cash Management Account® (“CMA” or “CMA account”) financial service program of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). A CMA account is a conventional Merrill Lynch cash securities account or margin securities account (“Securities Account”) that is linked to certain money market funds, including the Funds (collectively, the “CMA Funds”), to money market deposit accounts maintained with depository institutions and to a Visa® card/ check account (“Visa® Account”). Merrill Lynch markets its margin account under the name Investor CreditLine SM service.

      Each CMA Fund is a no-load money market fund seeking current income, preservation of capital and liquidity available from investing in short term securities. Of the CMA Funds offered by this Prospectus, the Money Fund invests in money market securities generally; the Government Fund invests in direct U.S. Government obligations; and the Treasury Fund invests in U.S. Treasury securities. There can be no assurance that any Fund’s investment objectives will be achieved.

      A customer of Merrill Lynch may subscribe to the CMA program with a minimum of $20,000 in securities or cash.

(continued on next page)

      This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated July 23, 2001 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling (800) MER-FUND or by writing each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. Each Fund’s audited financial statements are incorporated in this Statement of Additional Information by reference to each Fund’s 2001 Annual Report. You may request a copy of each Annual Report at no charge by calling 1-800-637-3863 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

Fund Asset Management — Manager

      The date of this Statement of Additional Information is July 23, 2001.

(continued from previous page)

Merrill Lynch charges an annual program participation fee, presently $100 for individuals, for the CMA program (an additional $25 annual program fee is charged for participation in the CMA Visa® Gold Program or an additional $75 annual program fee is charged for participation in the CMA Visa® Signature (SM) Program, as described in the CMA program description). A different fee may be charged to certain group plans and special accounts. Participants in such plans or special accounts should refer to the relevant program descriptions or other explanatory material to determine which of the CMA Funds are available to them. Merrill Lynch reserves the right to change the fee for the CMA program or the CMA Visa® Gold Program or the CMA Visa® Signature (SM) Program at any time. The shares of each Fund also may be purchased without the imposition of the annual program participation fee by investors maintaining accounts directly with the Transfer Agent who do not subscribe to the CMA program. The minimum initial purchase for non-CMA subscribers is $5,000 and subsequent purchases must be $1,000 or more. Such investors will not receive any of the additional services available to CMA program subscribers, such as a Visa® card/ check account or the automatic investment of free cash balances.

      The information in this document should be read in conjunction with the CMA program description brochure that is furnished to all CMA subscribers. Reference is made to such description for information with respect to the CMA program, including the fees related thereto. Information concerning the other CMA Funds is contained in the prospectus relating to each such Fund, and information concerning the Insured Savings (SM) Account (the “Insured Savings Account”) is contained in the Insured Savings Account Fact Sheet. All CMA subscribers that sweep free cash balances held in a CMA account into one of the Funds are furnished with the prospectuses of Money Fund, Government Fund and Treasury Fund. The prospectuses of the Tax-Exempt Fund and the State Funds and the Insured Savings Account Fact Sheet are available from Merrill Lynch. For more information about the Merrill Lynch CMA program, call toll-free from anywhere in the U.S., 1-800-CMA-INFO (1-800-262-4636).

INVESTMENT OBJECTIVES AND POLICIES

Money Fund

      The Money Fund is a no-load money market fund. The investment objectives of the Money Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short term money market securities. The investment objectives are fundamental policies of the Money Fund that may not be changed without a vote of the majority of the outstanding shares of the Money Fund. There can be no assurance that the investment objectives of the Money Fund will be realized.

      The Money Fund’s investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The Money Fund’s other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short term rating, or that have been issued by issuers that have received a short term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest short term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Money Fund or by Fund Asset Management, L.P. (the “Manager” or “FAM”) pursuant to delegated authority). Currently, there are three NRSROs: Fitch, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s (“Standard & Poor’s”). The Money Fund will determine the remaining maturity of its investments in accordance with Commission regulations. The dollar-weighted average maturity of the Fund’s portfolio will not exceed 90 days. During the Fund’s fiscal year ended March 31, 2001, the average maturity of its portfolio ranged from 52 days to 83 days.

      Investment in Money Fund shares offers several potential benefits. The Money Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short term money market securities using professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short-term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. Certain expenses borne by investors include management fees, distribution fees, administrative costs and operational costs.

      In managing the Fund, the Manager will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between the various types of money market securities. The Money Fund seeks to enhance yield by purchasing and selling securities based on these yield differences.

      The following is a description of some of the types of money market securities in which the Money Fund may invest:

      U.S. Government Securities. Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

      U.S. Government Agency Securities. Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Agricultural Mortgage Corporation. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development (the “World Bank”). Government Agency securities are not direct obligations of the U.S. Government but involve various forms of U.S. Government sponsorship or

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guarantees and are issued, in general, under the authority of an act of Congress. The U.S. Government is not obligated to provide financial support to any of these agencies, instrumentalities or organizations.

      Bank Money Instruments. U.S. dollar-denominated obligations of commercial banks, savings banks, savings and loan associations or other depository institutions such as, but not limited to, certificates of deposit, including variable rate certificates of deposit, time deposits, deposit notes, bank notes and bankers’ acceptances. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks (“Eurodollar” obligations) or U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations). The Money Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank. Yankeedollar obligations in which the Money Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or Federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. The Money Fund treats bank money instruments issued by U.S. branches or subsidiaries of foreign banks as obligations issued by domestic banks (not subject to the 25% limitation in obligations of foreign bank money instruments discussed below) if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

      Eurodollar and Yankeedollar obligations, as well as other obligations of foreign depository institutions and short term obligations issued by other foreign entities, may involve additional investment risks, including adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the repayment of principal and the payment of interest. The issuers of such obligations may not be subject to U.S. regulatory requirements. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Money Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Money Fund held overseas will be held by foreign branches of the Money Fund’s custodian or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940 (the “Investment Company Act”).

      The Manager will carefully consider the above factors in making investments in Eurodollar obligations, Yankeedollar obligations of foreign depository institutions and other foreign short term obligations, and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

      Bank money instruments in which the Money Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that the Money Fund may invest in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured and if, as a result of such purchase, no more than 10% of total assets (taken at market value), are invested in such certificates of deposit.

      Commercial Paper and Other Short Term Obligations. Commercial paper (including variable amount master demand notes) refers to short term unsecured promissory notes issued by corporations, partnerships, trusts or other entities to finance short term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short term obligations issued by trusts, corporations, partnerships or other entities include mortgage-related or asset-backed instruments, including pass-through certificates such as participations in, or bonds and notes backed by, pools of mortgage, automobile, manufactured housing or other types of consumer loans; credit card or trade receivables; or pools of mortgage- or asset-backed securities. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve

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funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by an NRSRO.

      Foreign Bank Money Instruments. Foreign bank money instruments refers to U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign depository institutions and their foreign branches and subsidiaries may be the general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Money Fund. The Money Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

      Foreign Short Term Debt Instruments. Foreign short term debt instruments refers to U.S. dollar-denominated commercial paper and other short term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers.

      The following is a description of other types of investments or investment practices in which the Money Fund may invest or engage:

      Repurchase Agreements; Purchase and Sale Contracts. The Money Fund may invest in the money market securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

      Such agreements usually cover short periods, such as under a week. The Money Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Money Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Money Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Money Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In certain circumstances, repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Money Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Money Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. From time to time, the Money Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

      Reverse Repurchase Agreements. The Money Fund may enter into reverse repurchase agreements that involve the sale of money market securities held by the Money Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Money Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price.

      The Money Fund may invest in variable amount master demand notes. These are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest.

      Securities Lending. The Money Fund may lend portfolio securities with a value not in excess of 33  1/3% of its total assets to banks, brokers and other financial institutions. In return, the Money Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. This limitation

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is a fundamental policy of the Money Fund and may not be changed without the approval of the holders of a majority of the Money Fund’s outstanding voting securities, as defined in the Investment Company Act. Where the Money Fund receives securities as collateral for the loaned securities, the Fund typically receives the income on both the loaned securities and the collateral and, as a result, the Fund’s yield may increase. Where the Money Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Money Fund may receive a fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Money Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Money Fund could experience delays and costs in gaining access to the collateral. The Money Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

      Forward Commitments. The Money Fund may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase or sale will be recorded on the date the Money Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Money Fund will be established with the Fund’s custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Money Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

      There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Money Fund’s purchase price. The Money Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

      Preservation of capital is a prime investment objective of the Money Fund, and while the types of money market securities in which the Money Fund invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Money Fund, there is also the risk of the failure of the parties involved to repurchase at the agreed-upon price or to return the securities involved in such transactions, in which event the Money Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

      A Commission regulation ordinarily limits investments by the Money Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Money Fund’s total assets be invested in securities that do not have the highest rating.

      Current Investment Restrictions. The Money Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Money Fund’s outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Money Fund may not:

(1) purchase any securities other than types of money market securities and investments described under “Investment Objectives and Policies”;

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(2) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money market instruments);

(3) purchase the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after the purchase, more than 5% of the value of its total assets (taken at market value) would be invested in such issuer, except that, in the case of bank money market instruments or repurchase agreements with any one bank, up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% limitation but shall instead be subject to a 10% limitation;

(4) purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of an issuer;

(5) enter into repurchase agreements if, as a result, more than 10% of the Fund’s total assets (taken at market value at the time of each investment, together with any other investments deemed illiquid) would be subject to repurchase agreements maturing in more than seven days;

(6) make investments for the purpose of exercising control or management;

(7) underwrite securities issued by other persons;

(8) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

(9) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

(10) purchase any securities on margin, except for the use of short term credit necessary for clearance of purchases and sales of portfolio securities;

(11) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

(12) make loans to other persons, provided that the Money Fund may purchase money market securities or enter into repurchase agreements and lend securities owned or held by it pursuant to (13) below;

(13) lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value, provided that such loans are made according to the guidelines set forth above;

(14) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the borrowing provisions shall not apply to reverse repurchase agreements) (usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Money Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Money Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income;

(15) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (13) above) as security for indebtedness any securities owned or held by the Money Fund except as may be necessary in connection with borrowings referred to in investment restriction (14) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Money Fund’s net assets, taken at market value;

(16) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements) or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at market value) would be invested in such securities;

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(17) invest in securities of issuers (other than issuers of U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities;

(18) enter into reverse repurchase agreements if, as a result thereof, the Money Fund’s obligations with respect to reverse repurchase agreements would exceed one-third of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements);

(19) purchase or retain the securities of any issuer, if those individual officers and Trustees of the Money Fund, the Manager or any subsidiary thereof each owning beneficially more than 1% of the securities of such issuer own in the aggregate more than 5% of the securities of the issuer; and

(20) issue senior securities to the extent such issuance would violate applicable law.

      As discussed below under “Proposed Investment Restrictions,” the Board of Trustees of the Money Fund has approved, and shareholders of the Fund are currently considering, the replacement of the Fund’s existing investment restrictions with a set of standard fundamental and non-fundamental investment restrictions.

Government Fund

      The Government Fund is a no-load money market fund. The investment objectives of the Government Fund are to seek preservation of capital, current income and liquidity available from investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities. Direct U.S. Government obligations consist of securities issued, or guaranteed as to principal and interest, by the U.S. Government and which are backed by the full faith and credit of the United States. The Government Fund may not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or Government-sponsored enterprises which are not backed by the full faith and credit of the United States. There can be no assurance that the investment objectives of the Government Fund will be realized.

      Investment in Government Fund shares offers several potential benefits. The Government Fund seeks to provide as high a yield potential, consistent with its objectives, as is available from investments in short term U.S. Government securities utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short term U.S. Government securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

      The Government Fund may invest in the U.S. Government securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Government Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

      Preservation of capital is a prime investment objective of the Government Fund and the direct U.S. Government obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Government obligations have generally had lower rates of return than other money market securities with less safety. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Government Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. With respect to repurchase agreements, there is also the risk of the failure of parties involved to repurchase at the agreed upon price, in which event the Government Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

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      The Government Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Government Fund will be established with its custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Government Fund may also sell money market securities on a forward commitment basis. By doing so, the Fund forgoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

      For purposes of its investment policies, the Government Fund defines short term U.S. Government securities as securities having a maturity of not more than 762 days (25 months). The Manager expects that substantially all the assets of the Government Fund will be invested in securities maturing in not more than 397 days (13 months) but at times some portion may have maturities up to not more than 762 days (25 months). The dollar-weighted average maturity of the Government Fund’s portfolio will not exceed 90 days. During the Government Fund’s fiscal year ended March 31, 2001, the average maturity of its portfolio ranged from 4 days to 40 days.

      Current Investment Restrictions. The Government Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Government Fund’s outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Government Fund may not:

(1) purchase any securities other than short term marketable securities which are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities;

(2) enter into repurchase agreements with any one bank or primary dealer or an affiliate thereof, if immediately thereafter, more than 5% of the value of its total assets (taken at market value) would be invested in repurchase agreements with such bank or primary dealer or an affiliate thereof;

(3) enter into repurchase agreements if, as a result thereof, more than 10% of the Government Fund’s total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days;

(4) act as an underwriter of securities issued by other persons;

(5) purchase any securities on margin, except for use of short term credit necessary for clearance of purchases and sales of portfolio securities;

(6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

(7) make loans to other persons, provided that the Government Fund may purchase short term marketable securities which are direct obligations of the U.S. Government or enter into repurchase agreements pertaining thereto;

(8) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Government Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Government Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income;

(9) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Government Fund except as may be necessary in connection with

8

borrowings mentioned in (8) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Government Fund’s net assets, taken at market value;

(10) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money market instruments);

(11) issue senior securities to the extent such issuance would violate applicable law;

(12) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein); and

(13) purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

      As discussed below under “Proposed Investment Restrictions,” the Board of Trustees of the Government Fund has approved, and shareholders of the Fund are currently considering, the replacement of the Fund’s existing investment restrictions with a set of standard fundamental and non-fundamental investment restrictions.

Treasury Fund

      The Treasury Fund is a no-load money market fund. The investment objectives of the Treasury Fund are to seek preservation of capital, liquidity and current income available from investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Treasury. There can be no assurance that the investment objectives of the Treasury Fund will be realized.

      Preservation of capital is a prime investment objective of the Treasury Fund and the direct U.S. Treasury obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Treasury obligations have generally had lower rates of return than other money market securities with less safety.

      For purposes of its investment objectives, the Treasury Fund defines short term marketable securities which are direct obligations of the U.S. Treasury as any U.S. Treasury obligations having maturities of no more than 762 days (25 months). The dollar-weighted average maturity of the Treasury Fund’s portfolio will not exceed 90 days. For the year ended March 31, 2001, the average maturity of the Treasury Fund’s portfolio ranged from 41 days to 63 days.

      Investment in Treasury Fund shares offers several potential benefits. The Treasury Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short term U.S. Treasury obligations utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in U.S. Treasury securities, such as coordinating maturities and reinvestments, and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

      Forward Commitments. The Treasury Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Treasury Fund will be established with its custodian consisting of cash or Treasury securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Treasury Fund may also sell

9

securities on a forward commitment basis. By doing so, the Fund forgoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

      Current Investment Restrictions. The Treasury Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Treasury Fund’s outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Treasury Fund may not:

(1) purchase any securities other than direct obligations of the U.S. Treasury with remaining maturities of more than 762 days (25 months);

(2) act as an underwriter of securities issued by other persons;

(3) purchase any securities on margin, except for use of short term credit necessary for clearance of purchases and sales of portfolio securities;

(4) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

(5) make loans to other persons, provided that the Treasury Fund may purchase short term marketable securities which are direct obligations of the U.S. Treasury;

(6) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Treasury Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Treasury Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income;

(7) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Treasury Fund except as may be necessary in connection with borrowings mentioned in (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Treasury Fund’s net assets, taken at market value;

(8) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein);

(9) purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act;

(10) issue senior securities to the extent such issuance would violate applicable law; and

(11) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or bank money instruments).

      As discussed below under “Proposed Investment Restrictions,” the Board of Trustees of the Treasury Fund has approved, and shareholders of the Fund are currently considering, the replacement of the Fund’s existing investment restrictions with a set of standard fundamental and non-fundamental investment restrictions.

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Proposed Investment Restrictions

      At meetings held on September 7, 2000, the Boards of Trustees of all of the CMA Funds, including the Money Fund, the Government Fund and the Treasury Fund, approved certain changes to the fundamental and non-fundamental investment restrictions of each Fund. These changes were proposed in connection with the creation of a set of standard fundamental and non-fundamental investment restrictions that would be adopted, subject to shareholder approval, by all of the CMA Funds. The proposed uniform investment restrictions are designed to (i) modernize each Fund’s policies that are required to be fundamental and make them consistent with each other and those of other money market funds advised by the Manager and its affiliates and (ii) delete or reclassify as non-fundamental any policies that are not required to be fundamental under the Investment Company Act. Non-fundamental policies can be changed by a vote of a majority of the Fund’s Board of Trustees, at any time without shareholder approval, subject to compliance with applicable Commission disclosure requirements. The investment objectives and policies of the Funds will be unaffected by the adoption of the proposed investment restrictions.

      Shareholders of each Fund are currently considering whether to approve the proposed revised investment restrictions. If such shareholder approval is obtained, each Fund’s current investment restrictions will be replaced by the proposed restrictions, and this Statement of Additional Information will be supplemented to reflect such change. Under the proposed fundamental investment restrictions, each Fund may not:

(1) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

(2) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(3) Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by applicable law in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(4) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

(5) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law.

(6) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities, and instruments issued by domestic banks).

(7) Issue senior securities to the extent such issuance would violate applicable law.

(8) Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

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      Under the proposed non-fundamental investment restrictions, each Fund may not:

(9) Make short sales of securities or maintain a short position.

(10) Purchase any securities on margin, except for the use of short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(11) Write, purchase or sell puts, calls or combinations thereof.

      In addition, the following proposed investment restriction is applicable to the Money Fund only:

(12) Subject to fundamental investment restriction 5 above, the Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, then income from which will increase the return to the Fund. Such loans will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Fund may pay reasonable fees in connection with the arranging of such loan.

MANAGEMENT OF THE FUNDS

Trustees and Officers

      The Board of Trustees of each Fund consists of eight individuals, seven of whom are not “interested persons” of the Fund as defined in the Investment Company Act (the “non-interested Trustees”). The Trustees of each Fund are responsible for the overall supervision of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

      Information about the Trustees, executive officers and portfolio managers of the Funds, including their ages and their principal occupations for at least the last five years, is set forth below. With the exception of the officers, the persons named below hold the same positions with each of the Funds. Unless otherwise noted, the address of each Trustee, executive officer and portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.

      TERRY K. GLENN (60) — President and Trustee(1)(2) — Executive Vice President of the Manager and its affiliate, Merrill Lynch Investment Managers, L.P. (“MLIM”) (which terms as used herein include their corporate predecessors), since 1983; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) since 1993; President of FAM Distributors, Inc. (“FAMD”) since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988; Director of Financial Data Services, Inc. since 1985.

      RONALD W. FORBES (60) — Trustee(2)(3) — 1400 Washington Avenue, Albany, New York 12222. Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000 and Professor thereof from 1989 to 2000; International Consultant, Urban Institute, Washington, D.C. from 1995 to 1999.

      CYNTHIA A. MONTGOMERY (48) — Trustee(2)(3) — Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UnumProvident Corporation since 1990 and Director, Newell Rubbermaid Inc. since 1995.

      CHARLES C. REILLY (70) — Trustee(2)(3) — 9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct

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Professor, Wharton School, The University of Pennsylvania from 1989 to 1990; Partner, Small Cities Cable Television from 1986 to 1997.

      KEVIN A. RYAN (68) — Trustee(2)(3) — 127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02467. Founder and currently Director Emeritus of The Boston University Center for the Advancement of Ethics and Character and Director thereof until 1989; Professor from 1982 to 1999 and currently Professor Emeritus of Education at Boston University; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

      ROSCOE S. SUDDARTH (65) — Trustee(2)(3) — 7403 MacKenzie Court, Bethesda, Maryland 20817. Former President, Middle East Institute, from 1995 to 2001; Foreign Service Officer, United States Foreign Service, from 1961 to 1995; Career Minister, from 1989 to 1995; Deputy Inspector General, U.S. Department of State, from 1991 to 1994; U.S. Ambassador to the Hashemite Kingdom of Jordan from 1987 to 1990.

      RICHARD R. WEST (63) — Trustee(2)(3) — Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, Dean from 1984 to 1993, and currently Dean Emeritus of New York University, Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc. (financial printers), Vornado Realty Trust, Inc. (real estate holding company) and Alexander’s Inc. (real estate company).

      EDWARD D. ZINBARG (66) — Trustee(2)(3) — 5 Hardwell Road, Short Hills, New Jersey 07078-2117. Self-employed financial consultant since 1994; Executive Vice President of The Prudential Insurance Company of America from 1988 to 1994; Former Director of Prudential Reinsurance Company and former Trustee of The Prudential Foundation.

      DONALD C. BURKE (41) — Vice President and Treasurer(1)(2) — First Vice President of the Manager and MLIM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAMD since 1999; Vice President of MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.

      RICHARD MEJZAK (33) — Vice President of the Money Fund(1)(2) — Vice President of MLIM since 1995; employee of MLIM since 1990.

      JOHN NG(47) — Vice President of the Government Fund(1)(2) — Vice President of MLIM since 1998; employed by MLIM since 1976.

      JACQUELINE ROGERS (43) — Vice President of the Treasury Fund(1)(2) — Vice President and Portfolio Manager of MLIM since 1985.

      PHILLIP S. GILLESPIE (37) — Secretary(1)(2) — Director of MLIM Legal Advisory since 2000, Vice President of MLIM Legal Advisory from 1999 to 2000; and Attorney associated with the Manager and FAM since 1998; Assistant General Counsel of Chancellor LGT Asset Management, Inc. from 1997 to 1998; Senior Counsel and Attorney in the Division of Investment Management and the Office of General Counsel at the U.S. Securities and Exchange Commission from 1993 to 1997.

(1)	Interested person, as defined in the Investment Company Act, of the Funds.

(2)	Such Trustee or officer is a director, trustee or officer of certain other investment companies for which the Manager or MLIM acts as the investment adviser or manager.

(3)	Member of the Fund’s Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Trustees.

     As of June 29, 2001, the Trustees and officers of the Funds as a group (18 persons) owned an aggregate of less than 1% of the outstanding shares of the Funds. At such date, Mr. Glenn, a Trustee and officer of each Fund and the other officers of the Funds owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. (“ML & Co.”).

Compensation of Trustees

      Pursuant to the terms of each Fund’s separate management agreement (each a “Management Agreement”), the Manager pays all compensation of officers and employees of such Fund as well as

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the fees of all Trustees of the Fund who are affiliated persons of ML & Co. or its subsidiaries. The Money Fund pays each non-interested Trustee a combined fee for service on the Board and its Nominating and Oversight Committee (each, a “Committee”) of $14,000 per year plus $500 per in-person Board meeting attended and pays all Trustees’ actual out-of-pocket expenses relating to attendance at meetings. The Government Fund and the Treasury Fund each pays each non-interested Trustee a combined fee for service on its Board and Committee of $4,400 per year plus $200 per in-person Board meeting attended and pays all Trustees’ actual out-of-pocket expenses relating to attendance at meetings. Each Fund also compensates members of its Committee, which consists of all of the non-interested Trustees. The Money Fund compensates each member of its Committee at the rate of $500 per in-person Committee meeting attended, and the Government Fund and the Treasury Fund each compensate each member of their respective Committee at the rate of $200 per in-person Committee meeting attended. Each of the Co-Chairmen of each Committee receives an additional annual fee of $1,000 per year.

      The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended March 31, 2001 and the aggregate compensation paid to them by all registered investment companies advised by the Manager and its affiliate, MLIM (“Affiliate Advised funds”), for the calendar year ended December 31, 2000.

					Aggregate
					Compensation
			Compensation	Compensation	from Affiliate
		Compensation	from	from	Advised Funds
	Position	from Money	Government	Treasury	Paid to
Name of Trustee	with Funds	Market Fund	Fund	Fund	Trustee(1)

Ronald W. Forbes(3)	Trustee	$20,500	$6,500	$6,500	$295,008

Cynthia A. Montgomery	Trustee	$20,000	$6,000	$6,000	$264,008

Charles C. Reilly(3)	Trustee	$20,500	$6,500	$6,500	$352,050

Kevin A. Ryan	Trustee	$20,000	$6,000	$6,000	$264,008

Roscoe S. Suddarth(2)	Trustee	0	0	0	$193,977

Richard R. West	Trustee	$20,000	$6,000	$6,000	$373,000

Edward D. Zinbarg(2)	Trustee	0	0	0	$242,435

(1)	The Trustees serve on the boards of Affiliate Advised funds as follows: Mr. Forbes (51 registered investment companies consisting of 58 portfolios); Ms. Montgomery (51 registered investment companies consisting of 58 portfolios); Mr. Reilly (51 registered investment companies consisting of 58 portfolios); Mr. Ryan (51 registered investment companies consisting of 58 portfolios); Mr. Suddarth (51 registered investment companies consisting of 58 portfolios); Mr. West (66 registered investment companies consisting of 72 portfolios); and Mr. Zinbarg (51 registered investment companies consisting of 58 portfolios).

(2)	Mr. Suddarth and Mr. Zinbarg were elected Trustees of the Funds on June 7, 2001.

(3)	Effective July 2001, Mr. Forbes and Mr. Reilly are Co-Chairmen of the Committee, each receiving $1,000 annually.

Management and Advisory Arrangements

      Management Services. Each Fund has entered into a separate Management Agreement with the Manager. The Management Agreements provide that, subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Funds’ portfolios and constantly reviews the Funds’ holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager, subject to the review of each Fund’s Board of Trustees. The Manager also performs certain other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Funds.

      Securities held by each Fund may also be held by, or be appropriate investments for, other funds or clients (collectively referred to as “clients”) for which the Manager or MLIM acts as an investment adviser or by investment advisory clients of the Manager. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for each Fund or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective Funds

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and clients in a manner deemed equitable to all by the Manager or MLIM. To the extent that transactions on behalf of more than one client of the Manager or MLIM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

      Management Fee. The Manager presently receives a fee from each Fund at the end of each month at the following annual rates:

     Portion of average daily value of net assets:

Rate

Not exceeding $500 million	0.500%

In excess of $500 million but not exceeding $1 billion	0.425%

In excess of $1 billion	0.375%

      The table below sets forth information about the total advisory fees payable by each Fund to the Manager for the periods indicated. The information does not include amounts paid under each Fund’s Distribution Plan to Merrill Lynch.

	Advisory Fee

	For Fiscal Year Ended March 31,

CMA Fund	1999	2000	2001

Money Fund	$206,023,610	$233,247,917	$171,077,384

Government Fund	$14,245,998	$13,929,725	$10,012,516

Treasury Fund	$10,339,609	$10,560,704	$7,845,700

      Payment of Fund Expenses. The Management Agreements obligate the Manager to provide investment advisory services, to furnish administrative services, office space and facilities for management of the affairs of each Fund, to pay all compensation of and furnish office space for officers and employees of the Fund, as well as the fees of all Trustees of the Funds who are affiliated persons of ML & Co. or any of its subsidiaries. Except for certain expenses incurred by Merrill Lynch (see “Purchase of Shares” and “Redemption of Shares” below), the Funds pay all other expenses incurred in their operations, including, among other things, taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, reports, prospectuses and statements of additional information sent to current shareholders (except to the extent paid for by the Distributor), charges of the custodian and transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal and state securities laws, fees and expenses of non-affiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Funds. Certain accounting services are provided to each of the Funds by the State Street Bank and Trust Company (“State Street”) pursuant to an agreement between State Street and each Fund. Each will pay the costs of these services. In addition, each Fund will reimburse the Manager for certain additional accounting services.

      For the fiscal year ended March 31, 2001, the ratio of total expenses to average net assets was 0.43% for the Money Fund, 0.45% for the Government Fund and 0.48% for the Treasury Fund (excluding payments under the Funds’ Distribution Plans).

      For information as to the distribution fee paid by each Fund to Merrill Lynch pursuant to the Distribution Agreement, see “Purchase of Shares” and “Redemption of Shares” below.

      Organization of the Manager. The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are “controlling persons” of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

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      Duration and Termination. Unless earlier terminated as described herein, each Investment Advisory Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding voting shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by vote of the shareholders of the Fund.

Transfer Agency Services

      Financial Data Services, Inc. (the “Transfer Agent”), a subsidiary of ML & Co., acts as the Funds’ Transfer Agent pursuant to a Transfer Agency, Shareholder Servicing Agency and Proxy Agency Agreement (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $10.00 per account and is entitled to reimbursement from the Fund for certain transaction charges and out-of-pocket expenses incurred by it under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

      Accounting Services. Each Fund entered into a separate agreement with State Street, effective January 1, 2001, pursuant to which State Street provides certain accounting services to each Fund. Each Fund pays a fee for these services. Prior to January 1, 2001, the Manager provided accounting services to each Fund and was reimbursed by each Fund at its cost in connection with such services. The Manager continues to provide certain additional accounting services to each Fund and each Fund reimburses the Manager for the cost of these services.

      The tables below show the amounts paid by each Fund to State Street and to the Manager for the periods indicated.

Money Fund

Period	Paid to State Street		Paid to the Manager

Fiscal year ended March 31, 1999	N/A		$1,735,401

Fiscal year ended March 31, 2000	N/A		$2,832,808

Fiscal year ended March 31, 2001	$749,265	*	$2,889,468

*	Represents payments pursuant to the agreement with State Street commencing January 1, 2001.

Government Fund

Period	Paid to State Street		Paid to the Manager

Fiscal year ended March 31, 1999	N/A		$228,558

Fiscal year ended March 31, 2000	N/A		$218,186

Fiscal year ended March 31, 2001	$70,645	*	$188,437

*	Represents payments pursuant to the agreement with State Street commencing January 1, 2001.

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Treasury Fund

Period	Paid to State Street		Paid to the Manager

Fiscal year ended March 31, 1999	N/A		$228,563

Fiscal year ended March 31, 2000	N/A		$82,972

Fiscal year ended March 31, 2001	$67,505	*	$431,591

*	Represents payments pursuant to the agreement with State Street commencing January 1, 2001.

Code of Ethics

      The Board of Trustees of each Fund has adopted a Code of Ethics under Rule 17j-1 under the Investment Company Act that covers the respective Fund, that Fund’s Manager and the Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds.

PURCHASE OF SHARES

      Reference is made to “Your Account — How to Buy, Sell and Transfer Shares” in the Prospectus.

Purchase of Shares by CMA Subscribers

      CMA Program. The shares of the Funds are offered to participants in the CMA program and to individual investors maintaining accounts directly with the Funds’ Transfer Agent. Persons subscribing to CMA services will have free cash balances invested in the primary investment account designated by the participant (the “Primary Money Account”). A subscriber may elect to have free cash balances in CMA accounts deposited in individual money market deposit accounts established for such subscriber at designated depository institutions pursuant to the Insured Savings SM Account. Subscribers also may have their free cash balances invested in certain other CMA Funds that are designed to provide income that is exempt from Federal income taxes and, in certain instances, personal income taxes of a designated state, local personal income taxes (and, where applicable, value exempt from local personal property taxes and/or state intangible personal property taxes) or into one or more bank deposit accounts at Merrill Lynch Bank USA and/or Merrill Lynch Bank & Trust Co. (the “Merrill Lynch Banks”), Merrill Lynch’s affiliated, FDIC-insured depository institutions. Subscribers in certain CMA accounts may elect to have free cash balances invested in shares of the Money Fund. This document does not purport to describe the Insured Savings Account or the tax-exempt CMA Funds. Prospective participants in the Insured Savings Account are referred to the fact sheet with respect thereto which is available from Merrill Lynch, and prospective investors in the tax-exempt CMA Funds are referred to the prospectus for those funds which is available from Merrill Lynch. For more information, investors should contact their Merrill Lynch Financial Advisor.

      Purchases of shares of a Fund designated as the Primary Money Account will be made pursuant to the CMA automatic or manual purchase procedures described below. Purchases of shares of the Funds may also be made by investors maintaining accounts with the Funds’ Transfer Agent pursuant to the procedures described below.

      The purchase price for shares of the Funds is the net asset value per share next determined after receipt by a Fund of an automatic or manual purchase order in proper form. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon, Eastern time, pricing on the following business day. A purchase order will not be effective until cash in the form of Federal funds becomes available to the Fund (see below for information as to when free cash balances held in CMA accounts become available to the Funds). There are no minimum investment requirements for subscribers to the CMA program other than for manual purchases.

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      Subscribers to the CMA service have the option to change the designation of their Primary Money Account at any time by notifying their Merrill Lynch Financial Advisor. At that time, a subscriber may instruct his or her Financial Advisor to redeem shares of a Fund designated as the Primary Money Account and to transfer the proceeds to the newly-designated Primary Money Account.

      Automatic Purchases. Except in limited circumstances, new cash balances in CMA accounts will be swept automatically into one or more bank deposit accounts at a Merrill Lynch Bank chosen by the participant as his or her Primary Money Account. Debits in CMA accounts will be paid from balances in the Money Market, Government and Treasury Funds until those balances are depleted. Free cash balances in CMA accounts electing the tax-exempt sweep options will continue to be swept into one of the tax-exempt CMA Funds.

      Manual Purchases. Subscribers to the CMA service may make manual investments of $1,000 or more at any time in shares of a Fund not selected as their Primary Money Account. Manual purchases shall be effective on the day following the day the order is placed with Merrill Lynch, except that orders involving cash deposits made on the date of a manual purchase shall become effective on the second business day thereafter if they are placed after the cashiering deadline referred to in the preceding paragraph. As a result, CMA customers who enter manual purchase orders that include cash deposits made on that day after such cashiering deadline will not receive the daily dividend which would have been received had their orders been entered prior to the deadline. In addition, manual purchases of $500,000 or more can be made effective on the same day the order is placed with Merrill Lynch provided that requirements as to timely notification and transfer of a Federal funds wire in the proper amount are met. CMA subscribers desiring further information on this method of purchasing shares should contact their Merrill Lynch Financial Advisor.

      Merrill Lynch reserves the right to terminate a subscriber’s participation in the CMA program for any reason.

      All purchases of the Funds’ shares and dividend reinvestments will be confirmed to CMA subscribers (rounded to the nearest share) in the transaction statement which is sent to all participants in such account monthly.

Purchase of Shares by Non-CMA Subscribers

      Shares of the Funds may be purchased by investors maintaining accounts directly with the Funds’ Transfer Agent who are not subscribers to the CMA program. Shareholders of the Funds not subscribing to such program will not be charged the applicable program fee, but will not receive any of the services available to program subscribers, such as the Visa® card/check account or the automatic investment of free cash balances. The minimum initial purchase for non-program subscribers is $5,000 and the minimum subsequent purchase is $1,000. Investors desiring to purchase shares directly through the Transfer Agent as described below should contact FDS, P.O. Box 45290, Jacksonville, Florida 32232-5290 or call (800) 221-7210.

      Payment to the Transfer Agent. Investors who are not subscribers to the CMA program may submit purchase orders directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to FDS, P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders that are sent by hand should be delivered to FDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application which is available from FDS. Existing shareholders should enclose the detachable stub from a monthly account statement that they have received. Checks should be made payable to Merrill Lynch. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks. Since there is a three-day settlement period applicable to the sale of most securities, delays may occur when an investor is liquidating other investments for investment in one of the Funds.

      Each Fund has entered into a distribution agreement (each a “Distribution Agreement”) with Merrill Lynch pursuant to which Merrill Lynch acts as the distributor for the Fund. The Distribution Agreements obligate Merrill Lynch to pay certain expenses in connection with the offering of the shares of the Funds.

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After the prospectus, statement of additional information and periodic reports have been prepared, set in type and mailed to shareholders, Merrill Lynch will pay for the printing and distribution of copies thereof used in connection with the offering to investors. Merrill Lynch will also pay for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

      Each Fund has adopted a Distribution and Shareholder Servicing Plan (each a “Distribution Plan”) in compliance with Rule 12b-1 under the Investment Company Act pursuant to which Merrill Lynch receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of such Fund attributable to subscribers to the CMA program and to investors maintaining securities accounts with Merrill Lynch or maintaining accounts directly with the Transfer Agent who are not subscribers to such program, except that the value of Fund shares in accounts maintained directly with the Transfer Agent that are not serviced by Merrill Lynch Financial Advisors will be excluded. The Distribution Plans reimburse Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The distribution fees are principally to compensate Merrill Lynch Financial Advisors and other Merrill Lynch personnel for selling shares of each Fund and for providing direct personal services to shareholders of the Funds. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch that are covered by the Management Agreement between each Fund and the Manager. See “Management of the Funds — Management and Advisory Arrangements.”

      The Trustees believe that each Fund’s expenditures under its Distribution Plan benefit such Fund and its shareholders by providing better shareholder services and facilitating the sale and distribution of Fund shares. For the year ended March 31, 2001, the Money Market Fund paid $56,252,772 in fees to Merrill Lynch pursuant to its Distribution Plan. For the year ended March 31, 2001, the Government Fund paid $3,015,978 in fees to Merrill Lynch pursuant to its Distribution Plan. For the year ended March 31, 2001, the Treasury Fund paid $2,316,537 in fees to Merrill Lynch pursuant to its Distribution Plan. All of the amounts expended under the Distribution Plans for the year ended March 31, 2001 were allocated to Merrill Lynch Financial Advisors, other Merrill Lynch personnel and related administrative costs.

      Among other things, each Distribution Plan provides that Merrill Lynch shall provide and the Trustees of the Trust shall review quarterly reports of the distribution expenses made by Merrill Lynch pursuant to the Distribution Plan. In their consideration of each Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the related Fund and its shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Trustees of the Fund who are not “interested persons” of the Fund as defined in the Investment Company Act (“Independent Trustees”) shall be committed to the discretion of the Independent Trustees then in office. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of each Fund. Finally, the Distribution Plans cannot be amended to increase materially the amount to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.

REDEMPTION OF SHARES

      Reference is made to “Your Account — How to Buy, Sell and Transfer Shares” in the Prospectus.

      Each Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with either the automatic or manual procedures set forth below. If such notice is received by the Transfer Agent prior to the 12 noon, Eastern time, pricing on any business day, the redemption will be effective on such day. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. If the notice is received after 12 noon, Eastern time, the redemption will be effective on the next business day and payment will be made on such next day.

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Redemption of Shares by CMA Subscribers

      Automatic Redemptions. Redemptions will be effected automatically by Merrill Lynch to satisfy debit balances in the CMA account created by securities transaction activity therein or to satisfy debit balances created by Visa® card purchases, cash advances (which may be obtained through participating banks and automated teller machines) or checks written against the Visa® Account. Each CMA account will be scanned automatically for debits each business day prior to 12 noon, Eastern time. After application of any free cash balances in the account to such debits, shares of a CMA Fund will be redeemed at net asset value at the 12 noon, Eastern time pricing, and funds deposited pursuant to the Insured Savings Account or in an account at a Merrill Lynch Bank will be withdrawn, to the extent necessary to satisfy any remaining debits in the account. Automatic redemptions or withdrawals will be made first from the participant’s Primary Money Account and then, to the extent necessary, from accounts not designated as the Primary Money Account. Unless otherwise requested, in those instances where shareholders request transactions that settle on a “same-day” basis (such as Federal funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Unless otherwise requested by the participant, redemptions or withdrawals from non-Primary Money Accounts will be made in the order the non-Primary Money Accounts were established; thus, redemptions or withdrawals will first be made from the non-Primary Money Account that the participant first established. Margin loans through the Investor CreditLineSM service will be utilized to satisfy debits remaining after the liquidation of all funds invested in or deposited through non-Primary Money Accounts, and shares of the CMA Funds may not be purchased, nor may deposits be made pursuant to the Insured Savings Account or into an account at a Merrill Lynch Bank, until all debits and margin loans in the account are satisfied.

      Merrill Lynch, in conjunction with an affiliate, offers modified features, the CMA Visa® Gold Program, and the CMA Visa® SignatureSM Program to the CMA account for individual shareholders. Participants in the CMA Visa® Gold Program or CMA Visa® SignatureSM Program may purchase goods or services at participating merchants with the Visa® Gold or Visa® Signature card. Such purchases may be paid for by automatic debit on the fourth Wednesday of each month. See the CMA program description for more information concerning the CMA Visa® Gold Program and CMA Visa® Signature Programs.

      As set forth in the current description of the CMA program, a participant whose Securities Account is a margin account through the Investor CreditLineSM service may designate a minimum balance to be maintained in shares of the CMA tax-exempt funds or deposits made pursuant to the Insured Savings Account or into an account at a Merrill Lynch Bank (the “Minimum Money Accounts Balance”). If a participant designates a Minimum Money Accounts Balance, the shares or deposits representing such balance will not be redeemed or withdrawn until loans equal to the available margin loan value of securities in the CMA account have been made. Participants considering the establishment of a Minimum Money Accounts Balance should review the description of this service contained in the description of the CMA program which is available from Merrill Lynch.

      Shareholders of the Funds may arrange to have periodic investments made in certain other mutual funds sponsored by Merrill Lynch through the CMA Automated Investment Program. Under this program, the shareholder’s Money Account will be automatically debited at periodic intervals in an amount of $250 or more, as selected by the shareholder, and investment made in the fund the shareholder has designated. Further information on this program is available from Merrill Lynch.

      Manual Redemptions. Shareholders may redeem shares of a Fund directly by submitting a written notice of redemption directly to Merrill Lynch, which will submit the requests to the Funds’ Transfer Agent. Cash proceeds from the manual redemption of Fund shares ordinarily will be mailed to the shareholder at his or her address of record, or upon request, mailed or wired (if $10,000 or more) to his or her bank account. Redemption requests should not be sent to the Fund or the Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on their

20

monthly statement. The signature(s) on the redemption request must be guaranteed by an “eligible guarantor institution” as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required. CMA customers desiring to effect manual redemptions should contact their Merrill Lynch Financial Advisor.

      All redemptions of Fund shares will be confirmed to CMA subscribers (rounded to the nearest share) in the CMA Transaction Statement which is sent to all CMA participants monthly.

Redemption of Shares by Non-CMA Subscribers

      Shareholders may redeem shares of the Funds held in a Merrill Lynch securities account directly by submitting a written notice of redemption to Merrill Lynch, which will submit the requests to the Funds’ Transfer Agent as described above under “Redemption of Shares — Redemption of Shares by CMA Subscribers — Manual Redemptions.”

      Shareholders maintaining an account directly with the Transfer Agent, who are not CMA program participants, may redeem shares of the Funds by submitting a written notice by mail directly to the Transfer Agent, FDS, P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests which are sent by hand should be delivered to FDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Cash proceeds from the manual redemption of Fund shares will be mailed to the shareholder at his or her address of record. Redemption requests should not be sent to the Funds or Merrill Lynch. If inadvertently sent to the Funds or Merrill Lynch, such redemption requests will be forwarded to the Transfer Agent. The notice requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on their monthly statement. The signature(s) on the notice must be guaranteed by an “eligible guarantor institution” as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent by the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

      At various times the Funds may be requested to redeem shares, in manual or automatic redemptions, with respect to which good payment has not yet been received by Merrill Lynch. A Fund may delay, or cause to be delayed, the payment of the redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days. In addition, the Funds reserve the right not to effect automatic redemptions where the shares to be redeemed have been purchased by check within 15 days prior to the date the redemption request is received.

      The right to receive payment with respect to any redemption of Fund shares may be suspended by each Fund for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange (the “NYSE”) is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of securityholders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.

      The value of shares of the Funds at the time of redemption may be more or less than the shareholders’ cost, depending on the market value of the securities held by the Funds at any such time.

      Merrill Lynch has offered the CMA program since September 1977. While no significant problems have occurred to date, no predictions can be made as to the rate of purchases and redemptions of shares that will result from the automatic features of the CMA program. The portfolio securities of the Funds are highly liquid

21

and the Funds have the right to borrow up to 20% of their total assets on a temporary basis to meet unexpected redemptions. Nevertheless, an erratic redemption pattern could force the Manager to invest in securities or maintain an average portfolio maturity which might lessen the yield that would otherwise be available to the Funds.

      Merrill Lynch, in conjunction with another subsidiary of ML & Co., offers a modified version of the CMA account designed for corporations and other businesses. This account, the Working Capital Management™ (“WCMA”) account, provides participants with the features of a regular CMA account and also optional lines of credit. A brochure describing the WCMA program, as well as information concerning charges for participation in the program, is available from Merrill Lynch.

      Participants in the WCMA program are able to invest funds in one or more of the CMA Funds designated by them. Checks and other funds transmitted to a WCMA account will generally be applied, first to the payment of pending securities transactions or other charges in the participant’s securities account, second, to reduce outstanding balances in the lines of credit available through such program and, third, to purchase shares of the designated Fund. To the extent not otherwise applied, funds transmitted by Federal funds wire or an automated clearinghouse service will be invested in shares of the designated Fund on the business day following receipt of such funds by Merrill Lynch. Funds received in a WCMA account from the sale of securities will be invested in the designated Fund as described above. The amount payable on a check received in a WCMA account prior to the cashiering deadline referred to above will be invested on the second business day following receipt of the check by Merrill Lynch. Redemptions of Fund shares will be effected as described above to satisfy debit balances, such as those created by purchases of securities or by checks written against a bank providing checking services to WCMA participants. WCMA participants that have a line of credit will, however, be permitted to maintain a minimum Fund balance; for participants who elect to maintain such a balance, debits from check usage will be satisfied through the line of credit so that such balance is maintained. However, if the full amount of available credit is not sufficient to satisfy the debit, it will be satisfied from the minimum balance.

      From time to time, Merrill Lynch also may offer the Funds to participants in certain other programs sponsored by Merrill Lynch. Some or all of the features of the CMA account may not be available in such programs. For more information on the services available under such programs, participants should contact their financial consultants.

DETERMINATION OF NET ASSET VALUE

      The net asset value of the Money Fund, the Government Fund and the Treasury Fund is determined by the Manager at 12:00 noon, Eastern time, on each business day during which the NYSE or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each business day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed for New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Funds is determined under the “penny rounding” method by adding the value of all securities and other assets in each Fund’s portfolio, deducting such Fund’s liabilities, dividing by the number of shares of the Fund outstanding and rounding the result to the nearest whole cent. It is anticipated that the net asset value per share of each Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, i.e., by valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Other securities held by the Funds will be valued at their fair value as determined in good faith by or under direction of that Fund’s Board of Trustees.

      In accordance with the Commission regulations applicable to the valuation of portfolio securities, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S.

22

Government and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Funds will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a “penny rounded” basis will be reported to the Trustees of the Fund by the Manager. In the event the Trustees determine that a deviation exists with respect to any Fund that may result in material dilution or other unfair results to investors or existing shareholders of that Fund, the Fund will take such corrective action as it regards necessary and appropriate, including the reduction of the number of outstanding shares of the Fund by having each shareholder proportionately contribute shares to the Fund’s capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund’s capital. Each shareholder will be deemed to have agreed to such contribution by such shareholder’s investment in such Fund.

      Since the net income of the Funds is determined and declared as a dividend immediately prior to each time the net asset value is determined, the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account and any decrease in the value of a shareholder’s investment may be reflected by a decrease in the number of shares in the account. See “Dividends and Taxes — Taxes” below.

YIELD INFORMATION

      Each Fund normally computes its annualized yield in accordance with regulations adopted by the Commission by determining the net changes in value, exclusive of capital changes and income other than investment income, for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period, subtracting a hypothetical shareholder account charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the result by 365 and then dividing by seven. This calculation does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

      The yield on each Fund’s shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Fund’s portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time. The yield on Government Fund shares and Treasury Fund shares may not, for various reasons, be comparable to the yield on shares of other money market funds or other investments.

Excluding
gains and
Seven-Day Period Ended March 31, 2001	losses

Money Fund	5.00%

Government Fund	4.40%

Treasury Fund	4.42%

23

      On occasion, each Fund may compare its yield to (i) the average yield reported by the Bank Rate Monitor National Index™ for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (ii) yield data published by Lipper Analytical Services, Inc., (iii) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or (iv) historical yield data relating to other central asset accounts similar to the CMA program. In addition, on occasion, the Money Fund, the Government Fund and the Treasury Fund may each compare their yields to the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of the Fund’s yield or relative performance for any future period.

PORTFOLIO TRANSACTIONS

      The Funds have no obligations to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to a policy established by the Trustees and officers of each Fund, the Manager is primarily responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price of the securities offered, the type of transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. While the Manager generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Fund’s policy of investing in securities with short maturities will result in high portfolio turnover.

      The portfolio securities in which each Fund invests are traded primarily in the over-the-counter (“OTC”) market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The money market securities in which the Money Fund, the Government Fund and the Treasury Fund invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds primarily will consist of dealer spreads and underwriting commissions. Under the Investment Company Act, a person affiliated with the Funds is prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, an affiliated person of the Funds may not serve as the Funds’ dealer in connection with such transactions, except pursuant to the exemptive order described below. However, an affiliated person of the Funds may serve as the Funds’ broker in OTC transactions conducted on an agency basis. The Funds may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member, except in accordance with applicable rules under the Investment Company Act or, likewise, under an exemptive order.

      The Commission has issued an exemptive order permitting the Funds to conduct principal transactions with Merrill Lynch Government Securities Inc. (“GSI”) in U.S. Government and U.S. Government agency securities, with Merrill Lynch Money Markets, Inc. (“MMI”) in certificates of deposit and other short term bank money market instruments and commercial paper and with Merrill Lynch in fixed income securities including medium term notes. The order contains a number of conditions, including conditions designed to insure that the price to the Fund from GSI, MMI or Merrill Lynch is equal to or better than that available from other sources. GSI, MMI and Merrill Lynch have informed the Funds that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Manager in placing such principal transactions. The exemptive order allows GSI, MMI or Merrill Lynch to receive a dealer spread on any transaction with a Fund no greater than its customary dealer spread for transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved. For the fiscal years ended March 31, 1999, 2000 and 2001, the Money Fund engaged in 116, 135 and 84 such transactions, respectively, aggregating approximately $9.6 billion, $15.5 billion and $12.9 billion, respectively. For the fiscal years ended March 31, 1999, 2000 and 2001, the Government Fund engaged in 13, 2 and 27 such transactions,

24

respectively, aggregating approximately $1.8 billion, $84.0 million and $2.7 billion, respectively. For the fiscal years ended March 31, 1999, 2000 and 2001 the Treasury Fund did not engage in any transactions pursuant to the exemptive order.

      The Trustees of each Fund have considered the possibilities of recapturing for the benefit of the Funds expenses of possible portfolio transactions, such as dealers’ spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Manager has arranged for the Funds’ custodian to receive any tender offer solicitation fees on behalf of the Funds payable with respect to portfolio securities of the Funds.

      The Funds do not expect to use one particular dealer, but, subject to obtaining the best net results, dealers who provide supplemental investment research to the Manager may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under its Management Agreement with each Fund and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

DIVIDENDS AND TAXES

Dividends

      Dividends are declared and reinvested daily by each Fund in the form of additional shares at net asset value. Each Fund’s net income for dividend purposes is determined at 12 noon, Eastern time, on each day the NYSE or New York banks are open for business, immediately prior to the determination of such Fund’s net asset value on that day (see “Determination of Net Asset Value”). Such reinvestments will be reflected in shareholders’ monthly CMA transaction statements. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption, except that in those instances where shareholders request transactions that settle on a “same-day” basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of a Fund is determined, the net asset value per share of each Fund normally remains constant at $1.00 per share.

      Net income of each Fund (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) less amortization of premiums and the estimated expenses of the Fund (including the fees payable to the Manager) for the period, (iii) plus or minus all realized gains and losses on portfolio securities. The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Unrealized gains and losses are reflected in each Fund’s net assets and are not included in net income.

Taxes

      The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as each Fund so qualifies, such Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Fund intends to distribute substantially all of such income.

      The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from

25

previous years. Although the Funds intend to distribute their income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund’s taxable ordinary income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, any such Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

      Dividends paid by the Funds from their ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (“capital gain dividends”) are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned the Fund shares. Certain categories of capital gain dividends are taxable at different rates. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of their taxable years, the Funds will provide their respective shareholders with a written notice designating the amounts of any capital gain dividends, as well as the amount of capital gains in the different categories of capital gain referred to above. Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund.

      Distributions by the Funds, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by such Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

      If the value of assets held by a Fund declines, the Board of Trustees of that Fund may authorize a reduction in the number of outstanding shares in the respective shareholders’ accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders’ remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions paid by such Fund, including distributions reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above.

      Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

      Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

      Under certain Code provisions, some shareholders may be subject to a withholding tax on ordinary income dividends and on capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to such Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

      A loss realized on a sale or exchange of shares of any of the Funds will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

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      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

      Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

      Certain states exempt from state income taxation dividends paid by RICs which are derived in whole or in part from interest on U.S. Government obligations. State law varies as to whether and what percentage of dividend income attributable to U.S. Government obligations is exempt from state income tax.

      Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Funds.

GENERAL INFORMATION

Organization of the Funds

      The Money Fund and the Government Fund are unincorporated business trusts organized on June 5, 1989 under the laws of Massachusetts. The Money Fund is the successor to a Massachusetts business trust organized on September 19, 1977, and the Government Fund is the successor to a Massachusetts business trust organized on August 3, 1981. The Treasury Fund is an unincorporated business trust organized on October 24, 1990 under the laws of Massachusetts. Each Fund is a no-load, diversified, open-end investment company. The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares of a single class. Upon liquidation of any of the Funds, shareholders of that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares are fully paid and nonassessable by the Funds. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and to vote in the election of Trustees and on other matters submitted to the vote of shareholders.

      The Declarations of Trust do not require that the Funds hold annual meetings of shareholders. However, each Fund will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of such Fund. Each Fund also would be required to hold a special shareholders’ meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. Each Declaration of Trust provides that a shareholders’ meeting may be called for any reason at the request of 10% of the outstanding shares of the related Fund or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

      The Declarations of Trust establishing the Funds refer to the Trustees under the Declarations of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of any of the Funds shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of any Fund but the Trust Property only shall be liable. Copies of the Declarations of Trust, together with all amendments thereto, are on file in the office of the Secretary of the Commonwealth of Massachusetts.

Description of Shares

      The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no

27

preemptive or conversion rights. The rights of redemption and exchange are described elsewhere herein and in the Prospectus of the Funds. Shares of each Fund are fully paid and non-assessable by the Fund.

      Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all of the Trustees of a Fund, in which event the holders of the remaining shares are unable to elect any person as a Trustee. No amendment may be made to any Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the related Fund except under certain limited circumstances set forth in the Declaration of Trust.

Independent Auditors

      Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281-1008, has been selected as the independent auditors of each Fund. The selection of independent auditors is subject to ratification by the shareholders of each Fund. The independent auditors are responsible for auditing the annual financial statements of each Fund.

Accounting Services Provider

      State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for each Fund.

Custodian

      State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101 (the “Custodian”), acts as custodian of the Funds’ assets. The Custodian is responsible for safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds’ investments.

Transfer Agent

      Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484 (the “Transfer Agent”), acts as the Funds’ transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See “Your Account — How to Buy, Sell and Transfer Shares — Through the Transfer Agent” in the Prospectus.

Legal Counsel

      Sidley Austin Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Funds.

Reports to Shareholders

      The fiscal year of each Fund ends on the last day of March of each year. Each Fund sends to its shareholders, at least semi-annually, reports showing the Fund’s portfolio and other information. An Annual Report containing financial statements audited by independent auditors is sent to each Fund’s shareholders each year.

Shareholder Inquiries

      Shareholder inquiries may be addressed to each Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

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Additional Information

      The Prospectus and this Statement of Additional Information with respect to the shares of the Funds do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which each Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act, to which reference is hereby made.

      To the knowledge of the Funds, no person owned beneficially 5% or more of any Fund’s shares on June 29, 2001.

FINANCIAL STATEMENTS

      Each Fund’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2001 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-800-637-3863 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

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APPENDIX

Description of Commercial Paper, Bank Money Instruments

and Corporate Bond Ratings

Commercial Paper and Bank Money Instruments

      Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s (“S&P”). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A-2 indicates that the capacity for timely repayment is satisfactory; and A-3 indicates that capacity for timely payment is satisfactory, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

      Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity repayment ability of rated issuers. Prime-1 issuers have a superior capacity for repayment. Prime-2 issuers have a strong ability for repayment, but to a lesser degree than Prime-1.

      Fitch, Inc. (“Fitch”) employs the rating F 1 to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F 2 indicates a satisfactory capacity for timely payment. The rating F 3 indicates an adequate capacity.

Corporate Bonds

      Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a strong capacity to pay interest and repay principal and differ from the highest rated obligations only in small degree.

      Bonds rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Ratings of Municipal Notes and Short Term Tax-Exempt Commercial Paper

      Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1 indicates the obligor’s capacity to meet its financial obligation is strong; issues that possess extremely strong safety characteristics will be given an A-1+ designation; A-2 indicates that the obligor’s capacity to meet its financial obligation is satisfactory. A Standard & Poor’s rating with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation. SP-2, the second

I-1

highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      Moody’s employs the designations of Prime-1, Prime-2 and Prime-3 with respect to commercial paper to indicate the relative capacity of the rated issuers (or related supporting institutions) to repay punctually. Prime-1 issues have a superior ability for repayment. Prime-2 issues have a strong ability for repayment, but to a lesser degree than Prime-1. Moody’s highest rating for short-term notes and VRDOs is MIG-1/ VMIG-1; MIG-1/ VMIG-1 denotes “best quality”, enjoying “strong protection by established cash flows,” “superior liquidity support” or “demonstrated broad-based access to the market for refinancing”; MIG-2/ VMIG-2 denotes “high quality” with margins of protection that are ample although not so large as MIG-1/ VMIG-1.

      Fitch employs the rating F-1+ to indicate short term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as indicated by the F-1+ and F-1 categories.

Ratings of Municipal Bonds

      Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. The obligor’s capacity to meet its financial obligation is extremely strong. Bonds rated AA differ from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A Standard & Poor’s municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors and insurers of lessees.

      Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies the numerical modifier 1 to the classifications Aa through Caa to indicate that Moody’s believes the issue possesses the strongest investment attributes in its rating category. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

      Bonds rated AAA by Fitch denote the lowest expectation of credit risk. Bonds rated AA denote a very low expectation of credit risk. Both ratings indicate a strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to reasonably foreseeable events. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operative performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

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CODE #10116-0701

PART C:  OTHER INFORMATION

Item 23.  Exhibits.

Exhibit
Number		Description

1		— Declaration of Trust of the Registrant dated June 5, 1989.(a)
2		— Amended and Restated By-Laws of the Registrant.
3		— Portions of the Declaration of Trust and By-Laws of the Registrant defining the rights of holders of shares of the Registrant.(b)
4	(a)	— Management Agreement between the Registrant and Fund Asset Management, Inc.(c)
	(b)	— Supplement to Management Agreement with Fund Asset Management, L.P.(c)
5		— Form of Distribution Agreement between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”).(a)
6		— None.
7	(a)	— Custody Agreement between the Registrant and State Street Bank and Trust Company.(a)
	(b)	— Amendment to Custody Agreement dated December 12, 1988.(a)
8	(a)	— Amended Transfer Agency Agreement between the Registrant and Financial Data Services, Inc.(a)
	(b)	— Form of Cash Management Account Agreement.(a)
	(c)	— Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(f)
9		— Consent of Brown & Wood LLP, counsel to the Registrant.(d)
10		— Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11		— None.
12		— None.
13		— Form of Distribution and Shareholder Servicing Plan of the Registrant.(a)
14		— None.
15		— Code of Ethics.(e)

(a)	Previously filed pursuant to the Electronic Data Gathering, Analysis and Retrieval (“EDGAR”) phase-in requirements on July 28, 1995 as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement.

(b)	Reference is made to Article II, Section 2.3 and Articles III, V, VI, VIII, IX, X and XI of the Registrant’s Declaration of Trust, filed as Exhibit 1 to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Registration Statement”); and to Articles I, V and VI of the Registrant’s By-Laws, filed as Exhibit 2 to Post-Effective Amendment No. 16 to the Registration Statement.

(c)	Previously filed on July 28, 1994 as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement.

(d)	Refiled as an Exhibit to this filing pursuant to EDGAR requirements.

(e)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.

(f)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant.

      The Registrant does not control and is not under common control with any other person.

Item 25.  Indemnification.

      Section 5.3 of the Registrant’s Declaration of Trust provides as follows:

“The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.”

      The Registrant’s By-Laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940, as amended (the “Investment Company Act”) may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

      In Section 8 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

      Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser.

      Fund Asset Management, L.P. (the “Investment Adviser” or “FAM”) acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Financial Institutions Series Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Internet Strategies Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, Mercury Global Holdings, Inc., Mercury H W Funds, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Funds for Institutions Series Trust, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Inc., Merrill Lynch World Income Fund, Inc., The Asset Program, Inc., The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Master Senior Floating Rate Trust, Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund V, MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc. and Senior High Income Portfolio, Inc.

      Merrill Lynch Investment Managers, L.P. (“MLIM”), an affiliate of FAM, acts as investment adviser for the following open-end registered investment companies: Global Financial Services Master Trust, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Short-Term U.S. Government Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Fund, Inc. and The Asset Program, Inc.; and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and The S&P 500® Protected Equity Fund, Inc. MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

      The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor,

Boston, Massachusetts 02111-2665. The address of the Investment Adviser, MLIM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, and Merrill Lynch & Co., Inc. (“ML & Co.”) is 4 World Financial Center, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”) is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

      Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since January 1, 1999 for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies listed in the first two paragraphs of this Item 26 and Messrs. Doll and Giordano are officers of one or more of such companies.

	Position(s) with the	Other Substantial Business,
Name	Investment Adviser	Profession, Vocation or Employment

ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Jeffrey M. Peek	President	President of MLIM; President and Director of Princeton Services; Executive Vice President of ML & Co.

Terry K. Glenn	Executive Vice President	Executive Vice President of MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Robert C. Doll, Jr.	Co-Head (Americas Region) and Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Vincent R. Giordano	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services

Michael J. Hennewinkel	First Vice President and General Counsel (Americas Region)	First Vice President and Secretary of MLIM; Senior Vice President of Princeton Services

Philip L. Kirstein	General Counsel	General Counsel of MLIM; Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary Taylor	Co-Head (Americas Region)	Senior Vice President of ML & Co.

Item 27.  Principal Underwriters.

      (a)  Merrill Lynch acts as the principal underwriter for the Registrant. Merrill Lynch also acts as the principal underwriter for each of the following open-end investment companies referred to in the first paragraph of Item 26: CBA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, CMA Money Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc., and also acts as the principal underwriter for each of the closed-end investment companies referred to in the first paragraph of Item 26, and as the depositor of the following unit investment trusts: The Corporate Income Fund, Municipal Investment Trust Fund, The ML Trust for Government Guaranteed Securities and The Government Securities Income Fund.

      (b)  Set forth below is information concerning each director and executive officer of Merrill Lynch. The principal business address of each such person is 4 World Financial Center, New York, New York 10080.

	Position(s) and Office(s)	Position(s) and Office(s)
Name	with Merrill Lynch	with Registrant

John L. Steffens	Chairman of the Board, Chief Executive Officer and Director	None

Thomas W. Davis	Executive Vice President	None

Barry S. Friedberg	Executive Vice President	None

Edward L. Goldberg	Executive Vice President	None

Jerome P. Kenney	Executive Vice President	None

E. Stanley O’Neal	Executive Vice President	None

Thomas H. Patrick	Executive Vice President	None

Winthrop H. Smith, Jr.	Executive Vice President	None

Roger M. Vasey	Executive Vice President	None

George A. Schierren	General Counsel, Senior Vice President and Director	None

John C. Stomber	Treasurer and Senior Vice President	None

Andrea L. Dulberg	Secretary	None

(c) Not applicable.

Item 28.  Location of Accounts and Records.

      All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the Rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, FDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29.  Management Services.

      Other than as set forth under the caption “Management of the Funds — Fund Asset Management” in the Prospectus constituting Part A of the Registration Statement and under the caption “Management of the Funds — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related services contract.

Item 30.  Undertakings.

      Not applicable.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Plainsboro and State of New Jersey, on the 12th day of July, 2001.

CMA GOVERNMENT SECURITIES FUND
(Registrant)

By:	/s/ DONALD C. BURKE

(Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

TERRY K. GLENN* (Terry K. Glenn)	President (Principal Executive Officer) and Trustee
DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)
RONALD W. FORBES* (Ronald W. Forbes)	Trustee
CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee
CHARLES C. REILLY* (Charles C. Reilly)	Trustee
ROSCOE S. SUDDARTH* (Roscoe S. Suddarth)	Trustee
KEVIN A. RYAN* (Kevin A. Ryan)	Trustee
RICHARD R. WEST* (Richard R. West)	Trustee
EDWARD D. ZINBARG* (Edward D. Zinbarg)	Trustee
*By: /s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		July 12, 2001

POWER OF ATTORNEY

      The undersigned, Terry K. Glenn, Donald C. Burke, Ronald W. Forbes, Cynthia A. Montgomery, Charles C. Reilly, Kevin A. Ryan and Richard R. West, the Directors/ Trustees and the Officers of each of the registered investment companies listed below, hereby authorize Terry K. Glenn, Donald C. Burke, Robert C. Doll, Jr. and Phillip S. Gillespie or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated any Registration Statement or amendment thereto (including post-effective amendments) for each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Multi-State Municipal Series Trust; CMA Tax-Exempt Fund and CMA Treasury Fund.

      Further, the undersigned, Terry K. Glenn, Donald C. Burke, Ronald W. Forbes, Cynthia A. Montgomery, Charles C. Reilly, Kevin A. Ryan, Roscoe S. Suddarth, Richard R. West and Edward D. Zinbarg, the Directors/ Trustees and the Officers of each of the registered investment companies listed below, hereby authorize Terry K. Glenn, Donald C. Burke, Robert C. Doll, Jr. and Phillip S. Gillespie or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated any Registration Statement or amendment thereto (including post-effective amendments) for each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: Debt Strategies Fund, Inc.; Global Financial Services Master Trust; Master Equity Income Fund; Master Internet Strategies Trust; Master Senior Floating Rate Trust; Master U.S. High Yield Trust; Mercury Equity Income Fund; Mercury Global Holdings, Inc.; Mercury Internet Strategies Fund, Inc.; Mercury Senior Floating Rate Fund, Inc.; Mercury U.S. High Yield Fund, Inc.; Merrill Lynch Bond Fund, Inc.; Merrill Lynch Developing Capital Markets Fund, Inc.; Merrill Lynch Dragon Fund, Inc.; Merrill Lynch Emerging Markets Debt Fund, Inc.; Merrill Lynch Equity Income Fund; Merrill Lynch EuroFund; Merrill Lynch Global Allocation Fund, Inc.; Merrill Lynch Global Bond Fund for Investment and Retirement; Merrill Lynch Global Financial Services Fund, Inc.; Merrill Lynch Global SmallCap Fund, Inc.; Merrill Lynch Global Technology Fund, Inc.; Merrill Lynch Global Value Fund, Inc.; Merrill Lynch Healthcare Fund, Inc.; Merrill Lynch High Income Municipal Bond Fund, Inc.; Merrill Lynch International Equity Fund; Merrill Lynch Internet Strategies Fund, Inc.; Merrill Lynch Latin America Fund, Inc.; Merrill Lynch Municipal Bond Fund, Inc.; Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust; Merrill Lynch Municipal Strategy Fund, Inc.; Merrill Lynch Pacific Fund, Inc.; Merrill Lynch Senior Floating Rate Fund, Inc.; Merrill Lynch Senior Floating Rate Fund II, Inc.; Merrill Lynch Short-Term Global Income Fund, Inc.; Merrill Lynch U.S. High Yield Fund, Inc.; Merrill Lynch Utilities and Telecommunications Fund, Inc.; MuniHoldings Florida Insured Fund; MuniHoldings Fund, Inc.; MuniHoldings Fund II, Inc.; MuniHoldings Insured Fund, Inc.; MuniHoldings New Jersey Insured Fund, Inc.; MuniHoldings New York Insured Fund, Inc.; MuniVest Fund, Inc.; MuniVest Fund II, Inc.; Senior High Income Portfolio, Inc.; The Corporate Fund Accumulation Program and The Municipal Fund Accumulation Program.

Dated: April 5, 2001

/s/ TERRY K. GLENN Terry K. Glenn (President/ Principal Executive Officer/ Director/ Trustee)	/s/ DONALD C. BURKE ---------------------------------------------- Donald C. Burke (Vice President/ Treasurer/ Principal Financial and Accounting Officer)

/s/ RONALD W. FORBES Ronald W. Forbes (Director/ Trustee)	/s/ CYNTHIA A. MONTGOMERY ---------------------------------------------- Cynthia A. Montgomery (Director/ Trustee)

/s/ CHARLES C. REILLY Charles C. Reilly (Director/ Trustee)	/s/ KEVIN A. RYAN ---------------------------------------------- Kevin A. Ryan (Director/ Trustee)

/s/ ROSCOE S. SUDDARTH Roscoe S. Suddarth (Director/ Trustee)	/s/ RICHARD R. WEST ---------------------------------------------- Richard R. West (Director/ Trustee)

/s/ EDWARD D. ZINBARG Edward D. Zinbarg (Director/ Trustee)

POWER OF ATTORNEY

      The undersigned, Roscoe S. Suddarth and Edward D. Zinbarg, Trustees of each of the registered investment companies listed below, hereby authorize Terry K. Glenn, Donald C. Burke, Robert C. Doll, Jr. and Phillip S. Gillespie or any of them, as attorney-in-fact, to sign on his behalf in the capacity indicated any Registration Statement or amendment thereto (including post-effective amendments) for each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Multi-State Municipal Series Trust; CMA Tax-Exempt Fund and CMA Treasury Fund.

Dated: June 7, 2001

/s/ ROSCOE S. SUDDARTH Roscoe S. Suddarth (Trustee)	/s/ EDWARD D. ZINBARG ---------------------------------------------- Edward D. Zinbarg (Trustee)

EXHIBIT INDEX

Exhibit
Number	Description

2	— Amended and Restated By-Laws of the Registrant.
10	— Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

C-10